Leases - Schedule of Maturity of Contractual Undiscounted Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Lease
Remainder of 2021	$ 2,494			$ 6,964
2022	10,509			6,642
2023	13,246			6,257
2024	9,395			5,787
2025	9,069			5,588
Thereafter	43,875			24,669
Total undiscounted lease liabilities	88,588			55,907
Interest on lease liabilities	(26,000)			(16,972)
Total present value of minimum lease payments	62,588			38,935
Finance lease liability - current portion	(5,354)			3,877
Finance lease liability	57,234	$ 45,516	$ 38,103	35,058	$ 17,168
Operating Lease
Remainder of 2021	1,991			5,480
2022	8,173			5,405
2023	7,886			5,276
2024	7,759			4,921
2025	7,800			4,843
Thereafter	35,893			14,225
Total undiscounted lease liabilities	69,502			40,150
Interest on lease liabilities	(21,581)			(10,545)
Total present value of minimum lease payments	47,921			29,605
Operating lease liability - current portion	(4,264)			3,154
Operating lease liability	$ 43,657	37,777	30,907	28,120	$ 20,601
Previously Reported [Member]
Finance Lease
Finance lease liability		39,694	36,294
Operating Lease
Operating lease liability		$ 29,381	$ 28,326	$ 26,450